INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Income Tax And Social Contribution
Profit generated by foreign subsidiaries	R$ 155,482
Income tax and social contribution	R$ 52,864